UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 17, 2006 to November 15, 2006


Commission File Number of issuing entity: 333-132375-04


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-E
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             35-2276871, 61-1507445
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Revolving Home Equity Loan Asset Backed Notes, Series 2006-E.

        The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to November 15, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-E (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Revised Investor Report, November 15, 2006



                                  EXHIBIT 99.1
                               -----------------
              CWHEQ Revolving Home Equity Loan Trust, Series 2006-E
                                November 15, 2006


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Group Report 1   ............................................... 10
Delinquency Group Report 2   ............................................... 10
Delinquency Group Total   .................................................. 10
Bankruptcy Group Report   .................................................. 11
Foreclosure Group Report   ................................................. 11
REO Group Report   ......................................................... 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Rafael Martinez
                      Bank of New York - Structured Finance
                             601 Travis, 16th Floor
                              Houston, Texas 77002
                    Tel: (713) 483-6044 / Fax: (713) 483-6627
                    Email: Rafael.Texas.Martinez@bankofny.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-E
                                                          November 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        215,000,000.00    204,372,133.11    3,796,504.69       929,893.21     4,726,397.90       0.00       0.00   200,575,628.42
2A      1,285,000,000.00  1,148,851,766.13   44,977,581.82     5,227,275.54    50,204,857.36       0.00       0.00 1,103,874,184.31
C                   0.00              0.00            0.00     4,139,717.80     4,139,717.80       0.00       0.00             0.00
R1                  0.00              0.00            0.00             0.00             0.00       0.00       0.00             0.00
R2                100.00              0.00            0.00             0.00             0.00       0.00       0.00             0.00
TOTALS  1,500,000,100.00  1,353,223,899.24   48,774,086.51    10,296,886.55    59,070,973.06       0.00       0.00 1,304,449,812.73
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CURRENT
                             BEGINNING                                                         ENDING            NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A          23242QAD4     950.56806098     17.65816135     4.32508470    21.98324605      932.90989963        5.460000%
2A          23242QAE2     894.04806703     35.00200920     4.06791871    39.06992791      859.04605783        5.460000%
R2          23242QAC6       0.00000000      0.00000000     0.00000000     0.00000000        0.00000000        0.000000%
TOTALS                    902.14920602     32.51605551     6.86459058    39.38064608      869.63315051
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-E
                                                          November 15, 2006
General Information:
Record Date                                                                                                           11/14/2006
LIBOR Determination Date                                                                                              10/12/2006
Payment Date                                                                                                          11/15/2006
Determination Date                                                                                                    11/10/2006
Interest Period
Beginning                                                                                                             10/01/2006
Ending                                                                                                                10/31/2006
Number of Days in Interest Period                                                                                             30
Collection Period
Beginning                                                                                                             10/16/2006
Ending                                                                                                                11/14/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                           0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                                10,931,855.71
Principal payments on Mortgage Loans                                                                               63,525,221.71
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                 1,010,622.53
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                             0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                         0.00
Transfer Deposit Amount                                                                                                     0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                       0.00
Insurance Proceeds                                                                                                          0.00
Deposits by Master Servicer for losses on Eligible Investments                                                              0.00
Investment income on Eligible Investments                                                                                   0.00
Servicer Advances                                                                                                           0.00
Termination purchase price (for 10% clean-up call)                                                                          0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                                 0.00
Others                                                                                                                  3,400.15
Total Deposits                                                                                                     75,471,100.10

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                  0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                           0.00
Amount withdrawn to purchase Additional Balances                                                                            0.00
Amount transferred to Payment Account                                                                              74,932,895.46
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                       538,204.64
Total Withdrawals                                                                                                  75,471,100.10

Losses on Eligible Investments                                                                                              0.00
Ending Balance                                                                                                              0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                           0.00

Deposits
Deposit from Collection Account                                                                                    74,932,895.46
Deposits by Master Servicer for losses on Eligible Investments                                                              0.00
Investment income on Eligible Investments                                                                                   0.00
Cash Released from Additional Loan Account (First Payment Date)                                                             0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                              0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                     0.00
Total Deposits                                                                                                     74,932,895.46

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                           0.00
Payment pursuant to Section 8.03 of the Indenture                                                                  74,932,895.46
Total Withdrawals                                                                                                  74,932,895.46

Losses on Eligible Investments                                                                                              0.00
Ending Balance                                                                                                              0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                           0.00
Amount deposited from amounts paid under the Policy                                                                         0.00
Amount transferred to Payment Account                                                                                       0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                          0.00


Cash Released from Principal Reserve Fund                                                                                   0.00


DISTRIBUTIONS


Amounts to be Distributed                                                                                          74,932,895.46

Group 1

Investor Interest Collections                                                                                       1,534,160.51


Principal Collections                                                                                               3,796,504.69

Subordinated Transferor Collections                                                                                   587,236.30

Credit Enhancement Draw Amount                                                                                              0.00

Group 2

Investor Interest Collections                                                                                       8,875,494.68
Principal Collections                                                                                              44,977,581.82

Subordinated Transferor Collections                                                                                 3,552,481.50

Credit Enhancement Draw Amount                                                                                              0.00
Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                              85,155.06
Servicing Fees owing to the Master Servicer for prior collection Periods                                                    0.00
Servicing Fees paid to the Master Servicer                                                                             85,155.06

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer             0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer              0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                       0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                        0.00

Amount owing to the Loan Insurance Policy Provider                                                                    150,925.74
Amount paid to the Loan Insurance Policy Provider                                                                     150,925.74

Premium amount owing to the Insurer                                                                                    17,031.01
Premium amount paid to the Insurer                                                                                     17,031.01

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                               0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                               0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                             478,688.24
Servicing Fees owing to the Master Servicer for prior collection Periods                                                    0.00
Servicing Fees paid to the Master Servicer                                                                            478,688.24

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer             0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer              0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                       0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                        0.00

Amount owing to the Loan Insurance Policy Provider                                                                    384,113.18
Amount paid to the Loan Insurance Policy Provider                                                                     384,113.18

Premium amount owing to the Insurer                                                                                    95,737.65
Premium amount paid to the Insurer                                                                                     95,737.65

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                               0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                               0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                          929,893.21
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                               0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                            929,893.21
Aggregate Investor Interest paid to Class 1-A Note                                                                    929,893.21
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                              0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                          0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                        5,227,275.54
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                               0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                          5,227,275.54
Aggregate Investor Interest paid to Class 2-A Note                                                                  5,227,275.54
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                              0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                          0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                         0.00
Investor Loss Amount paid to Class 1-A Note                                                                                 0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Redution Amount paid to Class 1-A Note                                                                        0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                             0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                              0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                         0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                 0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                       3,796,504.69
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                               3,796,504.69

Transferor Principal Collections (paid to Transferor)                                                                       0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                         0.00
Investor Loss Amount paid to Class 2-A Note                                                                                 0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Redution Amount paid to Class 2-A Note                                                                        0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                             0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                              0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                         0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                 0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                      44,977,581.82
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                              44,977,581.82

Transferor Principal Collections (paid to Transferor)                                                                       0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                          0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                  0.00
Amount of Subordinated Transferor Collections                                                                               0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                         0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                           0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                        0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                   0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                   0.00

Group 2
Required Amount for Class 2-A Note                                                                                          0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                  0.00
Amount of Subordinated Transferor Collections                                                                               0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                         0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                           0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                        0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                   0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                   0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                           0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                           0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                        0.00
Allocated Transferor Interest                                                                                              -0.00
Required Transferor Subordinated Amount                                                                             1,935,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                        0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                     0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                               100.00%
Liquidation loss amounts for Morgage Loans                                                                                  0.00
Investor Loss Amount for Class 1-A Note                                                                                     0.00

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                           0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                           0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                        0.00
Allocated Transferor Interest                                                                                              -0.00
Required Transferor Subordinated Amount                                                                            11,565,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                        0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                     0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                               100.00%
Liquidation loss amounts for Morgage Loans                                                                                  0.00
Investor Loss Amount for Class 2-A Note                                                                                     0.00

Delinquent Mortgage Loans

Delinquency Group Report 1
                           Number      Principal        Percentage
                          of Loans      Balance

30 to 59 Days Delinquent      56        2,155,612.88       1.07%
60 to 89 Days Delinquent      17          704,001.19       0.35%
90 to 179 Days Delinquent     19          908,339.59       0.45%
180 to 269 Days Delinquent     0                0.00       0.00%
270 Plus Days Delinquent       0                0.00       0.00%
Total                         92        3,767,953.66       1.88%

Delinquency Report Group 2
                            Number      Principal        Percentage
                           of Loans      Balance

30 to 59 Days Delinquent       165       18,103,910.42      1.64%
60 to 89 Days Delinquent        57        6,980,216.27      0.63%
90 to 179 Days Delinquent       76       10,324,271.99      0.94%
180 to 269 Days Delinquent       1          240,000.00      0.02%
270 Plus Days Delinquent         0                0.00      0.00%
Total                          299       35,648,398.68      3.23%

Delinquency Group Total
                           Number       Principal        Percentage
                          of Loans       Balance

30 to 59 Days Delinquent       221      20,259,523.30      1.55%
60 to 89 Days Delinquent        74       7,684,217.46      0.59%
90 to 179 Days Delinquent       95      11,232,611.58      0.86%
180 to 269 Days Delinquent       1         240,000.00      0.02%
270 Plus Days Delinquent         0               0.00      0.00%
Total                          391      39,416,352.34      3.02%

Bankruptcies
Bankruptcy Group Report
Group Number    Number of Loans    Principal Balance     Percentage
      1                1                87,491.56           0.04%
      2                1               105,797.85           0.01%
Total                  2               193,289.41           0.01%

Foreclosures
Foreclosure Group Report
Group Number    Number of Loans    Principal Balance     Percentage
      1                2                102,398.96          0.05%
      2                8              1,189,984.74          0.11%
Total                 10              1,292,383.70          0.10%

REO Properties
REO Group Report
Group Number    Number of Loans    Principal Balance     Percentage
      1                0                  0.00              0.00%
      2                0                  0.00              0.00%
Total                  0                  0.00              0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                             1,033,684.29
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                             3,163,475.19
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                            1,010,622.53

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     204,372,133.11
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        200,575,628.42
Change in Loan Group Balance                                                                                       3,796,504.69
Principal Collections                                                                                              6,095,472.30
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                       2,298,967.61
Balance Check                                                                                                              0.00

Group 2
Beginning Loan Group Balance                                                                                   1,148,851,766.13
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                      1,103,874,184.31
Change in Loan Group Balance                                                                                      44,977,581.82
Principal Collections                                                                                             58,427,767.95
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      13,450,186.13
Balance Check                                                                                                              0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                    -0.00

Interest payments on Morgage Loans                                                                                 1,619,315.57
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     1,619,315.57
Servicing Fee                                                                                                         85,155.06
Investor Interest Collections                                                                                      1,534,160.51

Beginning Loan Group Balance                                                                                     204,372,133.11
Principal payments on Morgage Loans                                                                                6,095,472.30
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                    6,095,472.30
Investor Principal Collections                                                                                     6,095,472.30
Additional Balances                                                                                                2,298,967.61
Ending Principal Balances                                                                                        200,575,628.42
Total Collections                                                                                                  7,629,632.81
Scheduled Principal Payment                                                                                        3,796,504.69

Mortgage Loans Average Daily Balance                                                                             204,902,928.44
Number of Mortgage Loans at beginning of Collection Period                                                             5,591.00
Number of Mortgage Loans at end of Collection Period                                                                   5,463.00
Loan Group Balance at beginning of Collection Period                                                             204,372,133.11
Loan Group Balance at end of Collection Period                                                                   200,575,628.42

Note Principal Balance of the Class 1-A Note                                                                     200,575,628.42
Original Note Principal Balance of the Class 1-A Note                                                            215,000,000.00
Class 1-A Factor                                                                                                           0.93

Weighted average remaining term of Morgage Loans                                                                         289.68
Weighted Average Loan Rate                                                                                           10.491725%
Weighted Average Net Loan Rate                                                                                        8.679725%

Excess Interest                                                                                                      587,236.30

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                    -0.00

Interest payments on Morgage Loans                                                                                 9,354,182.92
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     9,354,182.92
Servicing Fee                                                                                                        478,688.24
Investor Interest Collections                                                                                      8,875,494.68

Beginning Loan Group Balance                                                                                   1,148,851,766.13
Principal payments on Morgage Loans                                                                               58,427,767.95
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   58,427,767.95
Investor Principal Collections                                                                                    58,427,767.95
Additional Balances                                                                                               13,450,186.13
Ending Principal Balances                                                                                      1,103,874,184.31
Total Collections                                                                                                 67,303,262.63
Scheduled Principal Payment                                                                                       44,977,581.82

Mortgage Loans Average Daily Balance                                                                           1,149,939,995.67
Number of Mortgage Loans at beginning of Collection Period                                                            13,374.00
Number of Mortgage Loans at end of Collection Period                                                                  12,914.00
Loan Group Balance at beginning of Collection Period                                                           1,148,851,766.13
Loan Group Balance at end of Collection Period                                                                 1,103,874,184.31

Note Principal Balance of the Class 2-A Note                                                                   1,103,874,184.31
Original Note Principal Balance of the Class 2-A Note                                                          1,285,000,000.00
Class 2-A Factor                                                                                                           0.86

Weighted average remaining term of Morgage Loans                                                                         288.93
Weighted Average Loan Rate                                                                                           10.199683%
Weighted Average Net Loan Rate                                                                                        8.387683%

Excess Interest                                                                                                    3,552,481.50

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                         15,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                      30,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       32,233.07
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                    64,466.14
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.00%

Loans with Credit Limit Modification - current                                                                       336,250.00
Loans with Credit Limit Modification - cumulative                                                                    855,983.00
Loans with Credit Limit Modification - % of Initial                                                                       0.06%

Loans with Gross Margin Modification - current                                                                         8,957.75
Loans with Gross Margin Modification - cumulative                                                                    152,839.24
Loans with Gross Margin Modification - % of Initial                                                                       0.01%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        519,402.23
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     782,558.62
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.05%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      448,864.67
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   684,002.15
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.05%

Loans with Credit Limit Modification - current                                                                       543,955.61
Loans with Credit Limit Modification - cumulative                                                                  2,089,205.61
Loans with Credit Limit Modification - % of Initial                                                                       0.14%

Loans with Gross Margin Modification - current                                                                       113,494.70
Loans with Gross Margin Modification - cumulative                                                                    698,021.42
Loans with Gross Margin Modification - % of Initial                                                                       0.05%


CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                   929,893.21

Loan Group 2
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 5,227,275.54

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.

Copyright 2007 Bank of New York & Co. All rights reserved.
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